Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2018
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Changes in Treasury Shares

The changes in treasury shares for the years ended December 31, 2017 and 2018 were as follows:

	2017			2018
	Number of shares	Amount		Number of shares	Amount
	(shares, in millions of Won)
Beginning	7,189,170	￦	1,533,468	7,187,231	￦	1,533,054
Disposal of treasury shares	(1,939)		(414)	(1,528)		(326)

Ending	7,187,231	￦	1,533,054	7,185,703	￦	1,532,728